                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-04347
                                  ---------------------------------------------

                                    GMO Trust
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

            40 Rowes Wharf, Boston, MA                          02110
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                      Scott Eston, Chief Executive Officer
                        40 Rowes Wharf, Boston, MA 02110
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  617-330-7500
                                                   ----------------------------

Date of fiscal year end:  11/30/2003
                        --------------------------
Date of reporting period:  12/1/03 - 05/31/03
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

GMO Alpha LIBOR Fund (the "Fund") has filed a registration statement pursuant to Section 8(b) of the Investment Company Act of 1940. The Fund has not filed a registration statement that has gone effective under the Securities Act of 1933 (the "1933 Act") because beneficial interests in the registrant are issued and sold solely in transactions that do not involve any public offering within the meaning of Section 4(2) of the 1933 Act. Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

ITEM 1 (REPORT TO SHAREHOLDERS):

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
MAY 31, 2003

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
MAY 31, 2003 (UNAUDITED)

        PAR VALUE ($)   DESCRIPTION                                           VALUE ($)
-----------------------------------------------------------------------------------------
                        DEBT OBLIGATIONS -- 86.6%
                        ASSET-BACKED SECURITIES -- 63.6%
                        AIRLINES -- 3.0%
             9,400,000  Aircraft Finance Trust Series 99-1A Class A1,
                          Variable Rate, 1 mo. LIBOR + .48%, 1.79%, due
                          05/15/24                                              7,332,000
                                                                            -------------
                        AUTOMOTIVE -- 4.9%
             5,000,000  Aesop Funding II LLC Series 03-2A Class A1, 2.74%,
                          due 06/20/07                                          4,999,946
             3,500,000  Capital Auto Receivables Asset Trust 2002-2
                          Class A3, 3.82%, due 07/15/05                         3,580,391
             3,500,000  Ford Credit Auto Owner Trust Series 03-A
                          Class A4A, 2.70%, due 06/15/07                        3,548,125
                                                                            -------------
                                                                               12,128,462
                                                                            -------------
                        CREDIT CARDS -- 15.3%
             5,000,000  American Express Credit Account Master Trust
                          Series 01-6 2003-1 Class A, Variable Rate, 1 mo.
                          LIBOR + .11%, 1.42%, due 09/15/10                     5,002,500
             4,000,000  Bank One Issuance Trust Series 02-A5 Class A5,
                          Variable Rate, 1 mo. LIBOR + .12%, 1.43%,
                          due 06/15/10                                          4,000,000
             5,000,000  Bank One Issuance Trust Series 03-A1 Class A1,
                          Variable Rate, 1 mo. LIBOR + .12%, 1.46%,
                          due 09/15/10                                          5,000,000
             5,000,000  Chase Credit Card Master Trust Series 01-6
                          Class A,
                          Variable Rate, 1 mo. LIBOR + .13%, 1.44%,
                          due 03/16/09                                          5,006,800
             4,600,000  Discover Card Master Trust I Series 00-5 Class A,
                          Variable Rate, 1 mo. LIBOR + .18%, 1.49%,
                          due 11/15/07                                          4,611,141
             5,000,000  Discover Card Master Trust I Series 2003-2
                          Class A,
                          Variable Rate, 1 mo. LIBOR + .13%, 1.44%,
                          due 08/15/10                                          4,997,656
             5,000,000  MBNA Master Credit Card Trust 03-A3 Class A3,
                          Variable Rate, 1 mo. LIBOR + .12%, 1.43%,
                          due 08/16/10                                          5,000,000
             4,000,000  Providian Gateway Master Trust Series 00-C
                          Class A, 144A,
                          Variable Rate, 1 mo. LIBOR + .22%, 1.53%,
                          due 03/15/07                                          3,995,200
                                                                            -------------
                                                                               37,613,297
                                                                            -------------
                        EMERGING MARKETS COLLATERALIZED DEBT OBLIGATIONS -- 5.3%
             5,632,823  Anfield Road I Ltd Series 1 Class A,
                          Variable Rate, 6 mo. LIBOR + .25%, 1.59%,
                          due 11/06/06                                          5,477,920
             1,153,623  Augusta Funding Ltd Series 97-B Class A, MBIA,
                          Variable Rate, 6 mo. LIBOR + .19%, 1.46%,
                          due 04/10/10                                          1,133,434

              See accompanying notes to the financial statements.              1

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
MAY 31, 2003 (UNAUDITED)

        PAR VALUE ($)   DESCRIPTION                                           VALUE ($)
-----------------------------------------------------------------------------------------
                        EMERGING MARKETS COLLATERALIZED DEBT OBLIGATIONS -- CONTINUED
             2,185,720  Oasis CBO Ltd, 144A,
                          Variable Rate, 6 mo. LIBOR + .38%, 1.85%,
                          due 05/30/11                                          2,041,463
             4,628,696  Starvest Emerging Markets CBO-I Series 1A,
                          Class A,
                          Variable Rate, 6 mo. LIBOR + .19%, 1.53%,
                          due 07/30/11                                          4,508,905
                                                                            -------------
                                                                               13,161,722
                                                                            -------------
                        HEALTH CARE EQUIPMENT RECEIVABLES -- 0.0%
               139,640  DVI Business Credit Receivables Corp III Series
                          98-1A Class A, Variable Rate, 1 mo. LIBOR +
                          .35%, 1.66%, due 01/15/04(a)                            125,676
                                                                            -------------
                        HIGH YIELD COLLATERALIZED DEBT OBLIGATIONS -- 11.4%
             5,584,615  Great Point CBO Ltd Series 98-1A Class A1, 144A,
                          Variable Rate, 6 mo. LIBOR + .30%, 1.56%,
                          due 10/15/10                                          5,381,168
             2,000,000  Nomura CBO Ltd Series 97-2 Class A2, 144A, Step
                          Up, 6.26%, due 10/30/09                               1,985,300
             5,638,859  Northstar CBO Ltd. Series 97-2 Class A2, 144A,
                          Variable Rate, Step Up, 6.62%, due 07/15/09           4,736,641
             1,066,912  Pacific Life CBO Series 98-1A Class A2A, 144A,
                          Step Up, 6.56%, due 02/15/10                          1,067,637
             6,700,000  Rhyno CBO Delaware Corp Series 97-1 Class A-2,
                          144A, 6.33%, due 09/15/09                             6,891,017
            10,223,895  SHYPPCO Finance Company Series 1I Class A-2B,
                          6.64%, due 06/15/10                                   7,974,638
                                                                            -------------
                                                                               28,036,401
                                                                            -------------
                        HOME EQUITY -- 7.6%
             2,000,000  CIT Group Home Equity Loan Trust 2003-1 Class A3,
                          2.79%, due 03/20/29                                   2,024,453
             4,500,000  Medallion Trust 2003-1G Class A, Step up, 1.48%,
                          due 12/21/33                                          4,500,000
             2,314,597  Residential Funding Mortgage Securities 2 2003-HS1
                          Class AII,
                          Variable Rate, 1 mo. LIBOR+.29%, 1.61%,
                          due 01/25/33                                          2,315,523
GBP          3,000,000  RMAC 2003-NS1A Class A2A,
                          Variable Rate, 3 mo. GBP LIBOR + .45%, 4.10%,
                          due 06/12/35                                          4,915,050
             5,000,000  Wachovia Asset Securitization, Inc. 2003-HE1
                          Class A1,
                          Variable Rate, 1 mo. LIBOR + .29%, 1.61%,
                          due 03/25/33                                          5,000,000
                                                                            -------------
                                                                               18,755,026
                                                                            -------------

              See accompanying notes to the financial statements.
2

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
MAY 31, 2003 (UNAUDITED)

        PAR VALUE ($)   DESCRIPTION                                           VALUE ($)
-----------------------------------------------------------------------------------------
                        INSURANCE -- 3.5%
             5,000,000  Meridian Funding Co LLC, MBIA, 144A,
                          Variable Rate, 1 mo. LIBOR + .38%, 1.69%,
                          due 06/22/11                                          4,985,000
             3,000,000  PFS Financing Corp Series 01-FA Class A, MBIA,
                          144A,
                          Variable Rate, 1 mo. LIBOR + .33%, 1.64%,
                          due 06/15/08                                          2,988,750
               666,666  Polaris Funding Company, Series EMTN,
                          Variable Rate, 1 mo. LIBOR + .45%, 1.76%,
                          due 01/07/05                                            665,833
                                                                            -------------
                                                                                8,639,583
                                                                            -------------
                        INSURED HIGH YIELD COLLATERALIZED DEBT OBLIGATIONS -- 2.2%
             1,737,649  DLJ CBO Ltd Series 1A Class A2 144A, 6.68%,
                          due 04/15/11                                          1,737,649
             3,646,804  Northstar CBO Ltd. Series 97-2I Class A2, 144A,
                          Variable Rate, Step Up, 4.12%, due 07/15/09           3,642,391
                                                                            -------------
                                                                                5,380,040
                                                                            -------------
                        PERPETUAL LOANS COLLATERALIZED DEBT OBLIGATIONS -- 2.8%
             7,000,000  Augusta Funding Ltd Series 10A Class F-1 144A,
                          Variable Rate, 3 mo. LIBOR + .25%, 2.05%,
                          due 06/30/17                                          6,790,000
                                                                            -------------
                        RATE REDUCTION BONDS -- 2.2%
             5,000,000  California Infrastructure PG&E Series 97-1
                          Class A7, 6.42%, due 09/25/08                         5,423,438
                                                                            -------------
                        STUDENT LOANS -- 5.4%
               561,029  Banc One Student Loan Trust Series 94-A Class A2,
                          Variable Rate, 1 mo. LIBOR + .30%, 1.62%,
                          due 10/25/16                                            561,773
             2,400,000  Keycorp Student Loan Trust Series 94-B
                          Certificates,
                          Variable Rate, 1 mo. LIBOR + .73%, 2.05%,
                          due 11/25/21                                          2,399,280
             2,000,000  Keycorp Student Loan Trust Series 95-A Class B,
                          Variable Rate, 1 mo. LIBOR + .75%, 2.07%,
                          due 10/27/21                                          2,000,000
             1,193,200  SMS Student Loan Trust Series 94-A Certificates,
                          Variable Rate, 1 mo. LIBOR + .70%, 2.02%,
                          due 07/26/21                                          1,196,183
             1,051,400  SMS Student Loan Trust Series 94-B Certificates,
                          Variable Rate, 1 mo. LIBOR + .75%, 2.07%,
                          due 10/25/23                                          1,053,293
               986,400  SMS Student Loan Trust Series 95-A Certificates,
                          Variable Rate, 1 mo. LIBOR + .65%, 1.97%,
                          due 04/25/25                                            987,584
             3,358,619  SMS Student Loan Trust Series 97-A Class A,
                          Variable Rate, 3 mo. U.S. Treasury Bill + .60%,
                          1.69%, due 10/27/25                                   3,353,917

              See accompanying notes to the financial statements.              3

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
MAY 31, 2003 (UNAUDITED)

        PAR VALUE ($)   DESCRIPTION                                           VALUE ($)
-----------------------------------------------------------------------------------------
                        STUDENT LOANS -- CONTINUED
             1,001,600  Society Student Loan Trust Series 93-A Class B,
                          Variable Rate, 1 mo. LIBOR + .75%, 2.10%,
                          due 07/25/03                                          1,001,670
               752,185  Student Loan Marketing Association Series 96-4
                          Class A2,
                          Variable Rate, 3 mo. U.S. Treasury Bill + .64%,
                          1.68%, due 07/25/09                                     748,424
                                                                            -------------
                                                                               13,302,124
                                                                            -------------

                        TOTAL ASSET-BACKED SECURITIES                         156,687,769
                                                                            -------------
                        CORPORATE DEBT -- 2.7%
             2,613,152  Continental Airlines Series 99-1A, 6.55%, due
                          02/02/19                                              2,377,969
             4,000,000  General Motors Acceptance Corp, 7.50%, due
                          07/15/05                                              4,294,640
                                                                            -------------
                                                                                6,672,609
                                                                            -------------
                        U.S. GOVERNMENT -- 20.3%
            28,493,250  U.S. Treasury Inflation Indexed Note, 3.63%, due
                          01/15/08(b)                                          31,934,702
            18,000,000  U.S. Treasury Note, 2.00%, due 11/30/04(c)             18,205,313
                                                                            -------------
                                                                               50,140,015
                                                                            -------------

                        TOTAL DEBT OBLIGATIONS (COST $216,729,677)            213,500,393
                                                                            -------------

            SHARES
        --------------
                        PRIVATE INVESTMENT FUND -- 7.2%
             1,097,573  GMO SPV I, LLC*(a)(d)                                  17,583,122
                                                                            -------------

                        TOTAL PRIVATE INVESTMENT FUND (COST $109,377,903)      17,583,122
                                                                            -------------

          PRINCIPAL
            AMOUNT
        --------------
                        CALL OPTIONS PURCHASED -- 0.6%
                        OPTIONS ON BONDS -- 0.6%
            25,000,000  Bellsouth Telecommunications, 7.00%, 12/01/95,
                          Expires 10/26/06, Strike 100.00                       1,459,892
                                                                            -------------

                        TOTAL CALL OPTIONS PURCHASED (COST $312,500)            1,459,892
                                                                            -------------

              See accompanying notes to the financial statements.
4

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
MAY 31, 2003 (UNAUDITED)

        PAR VALUE ($)   DESCRIPTION                                           VALUE ($)
-----------------------------------------------------------------------------------------
                        SHORT-TERM INVESTMENTS -- 4.2%
                        CASH EQUIVALENTS -- 4.2%
            10,414,879  Merrimac Cash Fund                                     10,414,879
                                                                            -------------

                        TOTAL SHORT-TERM INVESTMENTS (COST $10,414,879)        10,414,879
                                                                            -------------
                        TOTAL INVESTMENTS -- 98.6%
                        (Cost $336,834,959)                                   242,958,286

                        Other Assets and Liabilities (net) -- 1.4%              3,500,981
                                                                            -------------
                        TOTAL NET ASSETS -- 100.0%                          $ 246,459,267
                                                                            =============

NOTES TO THE SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

CBO - Collateralized Bond Obligation

EMTN - Euromarket Medium Term Note

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp

Variable and step up rates - The rates shown on variable and step up rate notes are the current interest rates at May 31, 2003, which are subject to change based on the terms of the security, including varying reset dates.

CURRENCY ABBREVIATIONS:

GBP - British Pound

 *    Non-income producing security.

 (a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).

 (b) All or a portion of this security is held as collateral for open swap contracts (Note 7).

              See accompanying notes to the financial statements.              5

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
MAY 31, 2003 (UNAUDITED)

 (c) All or a portion of this security has been segregated to cover margin requirements on financial future contracts (Note 7).

 (d) GMO Alpha LIBOR Fund held 83.2% of GMO SPV I, LLC at May 31, 2003. GMO SPV I, LLC is comprised of the following underlying assets:

                                    PAR VALUE ($)   DESCRIPTION                                          VALUE ($)
                            ----------------------------------------------------------------------------------------
                                        22,000,000  NPF XII, Inc. Series 00-3 Class A, 144A, 2.20%,
                                                      due 12/01/03                                         3,520,000
                                        60,000,000  NPF XII, Inc. Series 02-1A Class A, 144A, 2.39%,
                                                      due 05/02/05                                         9,600,000
                                        49,500,000  NPF VI, Inc. Series 02-1A Class A, 144A, 2.39%,
                                                      due 02/01/08                                         7,920,000
                                                                                                        ------------
                                                                                                          21,040,000
                                                                                                        ------------
                                                    Other Assets and Liabilities                             100,201
                                                                                                        ------------
                                                                                                          21,140,201
                                                                                                        ------------

6             See accompanying notes to the financial statements.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- MAY 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $336,834,959) (Note 1)         $242,958,286
   Receivable for investments sold                              27,340,715
   Interest receivable                                           1,478,872
   Receivable for variation margin on open futures contracts
    (Notes 1 and 7)                                                 12,498
   Net receivable for open swap contracts (Notes 1 and 7)          281,742
   Receivable for expenses reimbursed by Manager (Note 3)           11,501
                                                              ------------

      Total assets                                             272,083,614
                                                              ------------

LIABILITIES:
   Payable for investments purchased                            25,375,000
   Payable for open forward foreign currency contracts
    (Notes 1 and 7)                                                216,386
   Accrued expenses                                                 32,961
                                                              ------------

      Total liabilities                                         25,624,347
                                                              ------------
NET ASSETS                                                    $246,459,267
                                                              ============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $404,596,486
   Accumulated undistributed net investment income               3,953,516
   Accumulated net realized loss                               (68,174,392)
   Net unrealized depreciation                                 (93,916,343)
                                                              ------------
                                                              $246,459,267
                                                              ============

SHARES OUTSTANDING                                              10,268,680
                                                              ============

NET ASSET VALUE PER SHARE                                     $      24.00
                                                              ============

              See accompanying notes to the financial statements.              7

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED MAY 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest                                                   $4,597,306
                                                              ----------

      Total income                                             4,597,306
                                                              ----------

EXPENSES:
   Legal fees                                                    127,725
   Trustees fees and related expenses (Note 3)                    62,434
   Audit fees                                                     33,325
   Custodian and transfer agent fees                              17,266
   Miscellaneous                                                   1,840
   Fees reimbursed by Manager (Note 3)                          (147,347)
                                                              ----------
                                                                  95,243
                                                              ----------
      Net expenses                                                95,243
                                                              ----------

            Net investment income                              4,502,063
                                                              ----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                             (38,931,055)
      Closed futures contracts                                (1,373,350)
      Closed swap contracts                                       82,771
      Foreign currency, forward contracts and foreign
      currency related transactions                              174,091
                                                              ----------

         Net realized loss                                    (40,047,543)
                                                              ----------
   Change in net unrealized appreciation (depreciation) on:
      Investments                                             38,369,230
      Open futures contracts                                    (105,026)
      Open swap contracts                                        281,742
      Foreign currency, forward contracts and foreign
      currency related transactions                             (330,013)
                                                              ----------
         Net unrealized gain                                  38,215,933
                                                              ----------
      Net realized and unrealized loss                        (1,831,610)
                                                              ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $2,670,453
                                                              ==========

8             See accompanying notes to the financial statements.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         FOR THE PERIOD
                                                    SIX MONTHS ENDED      MARCH 1, 2002
                                                      MAY 31, 2003           THROUGH             YEAR ENDED
                                                      (UNAUDITED)      NOVEMBER 30, 2002*    FEBRUARY 28, 2002
                                                    ----------------  ---------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                              $  4,502,063       $    35,057,752       $   67,631,921
   Net realized gain (loss)                            (40,047,543)           (9,458,422)          10,857,842
   Change in net unrealized appreciation
    (depreciation)                                      38,215,933          (120,340,832)         (26,022,121)
                                                      ------------       ---------------       --------------

   Net increase (decrease) in net assets from
    operations                                           2,670,453           (94,741,502)          52,467,642
                                                      ------------       ---------------       --------------

Distributions to shareholders from:
   Net investment income                                        --            (8,124,881)         (76,537,894)
   Net realized gains                                           --            (4,222,800)                  --
                                                      ------------       ---------------       --------------
                                                                --           (12,347,681)         (76,537,894)
                                                      ------------       ---------------       --------------

Fund share transactions: (Note 6)
   Proceeds from sale of shares                                 --           464,399,000          866,500,000
   Net asset value of shares issued to
    shareholders in payment of distributions
    declared                                                    --            12,347,681           76,537,894
   Cost of shares repurchased                          (37,926,315)       (1,528,653,659)        (998,429,701)
                                                      ------------       ---------------       --------------
   Net decrease in net assets resulting from Fund
    share transactions                                 (37,926,315)       (1,051,906,978)         (55,391,807)
                                                      ------------       ---------------       --------------

      Total decrease in net assets                     (35,255,862)       (1,158,996,161)         (79,462,059)

NET ASSETS:
   Beginning of period                                 281,715,129         1,440,711,290        1,520,173,349
                                                      ------------       ---------------       --------------
   End of period (including undistributed net
    investment income of $3,953,516, distributions
    in excess of net investment income of
    $548,547, undistributed net investment income
    of $7,373,868, respectively)                      $246,459,267       $   281,715,129       $1,440,711,290
                                                      ============       ===============       ==============

 *    The Fund changed its fiscal year end from February 28 to November 30.

              See accompanying notes to the financial statements.              9

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                           SIX MONTHS     PERIOD FROM
                                             ENDED       MARCH 1, 2002
                                            MAY 31,         THROUGH                  YEAR ENDED FEBRUARY 28/29,
                                              2003        NOVEMBER 30,    -------------------------------------------------
                                          (UNAUDITED)        2002*            2002          2001(C)           2000***
                                          ------------  ----------------  -------------  -------------  -------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $  23.77        $  25.66       $    26.14     $    25.29         $  25.00
                                            --------        --------       ----------     ----------         --------

Income from investment operations:
   Net investment income                        0.40++          0.65++           1.23++         1.83++           0.26
   Net realized and unrealized gain
     (loss)                                    (0.17)          (2.31)           (0.27)          0.07             0.03
                                            --------        --------       ----------     ----------         --------

      Total from investment operations          0.23           (1.66)            0.96           1.90             0.29
                                            --------        --------       ----------     ----------         --------

Less distributions to shareholders:
   From net investment income                     --           (0.15)           (1.44)         (1.05)              --
   From net realized gains                        --           (0.08)              --             --               --
                                            --------        --------       ----------     ----------         --------

      Total distributions                         --           (0.23)           (1.44)         (1.05)              --
                                            --------        --------       ----------     ----------         --------
NET ASSET VALUE, END OF PERIOD              $  24.00        $  23.77       $    25.66     $    26.14         $  25.29
                                            ========        ========       ==========     ==========         ========
TOTAL RETURN(a)                                 0.97%+         (6.53)%+          3.69%          7.61%            1.16%+

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)        $246,459        $281,715       $1,440,711     $1,520,173         $338,101
   Net operating expenses to average
     daily net assets                           0.07%**         0.01%**            --(d)          --(d)            --(d)
   Interest expense to average daily net
     assets                                       --            0.03%**(b)        0.05%(b)        0.20%(b)          0.40%**(b)
   Total net expenses to average daily
     net assets                                 0.07%**         0.04%**          0.05%          0.20%            0.40%**
   Net investment income to average
     daily net assets                           3.38%**         3.35%**          4.67%          7.05%            6.77%**
   Portfolio turnover rate                        64%             39%              29%            39%               4%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                    0.11%**         0.02%**          0.02%          0.02%            0.02%**

 (a) The total return would have been lower had certain expenses not been reimbursed during the period shown.
 (b) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
 (c) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change on net investment income and net realized and unrealized gains and losses per share for the year ended February 28, 2001 was less than $0.01 per share. The effect of this change decreased the ratio of net investment income to average net assets from 7.06% to 7.05%. Per share and ratios/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change.
 (d) Net operating expenses as a percentage of average daily net assets was less than 0.01%.
 *    The Fund changed its fiscal year end from February 28 to November 30.
 **   Annualized.
 *** Period from December 31, 1999 (commencement of operations) to February 29, 2000.
 +    Not annualized.
 ++   Computed using average shares outstanding throughout the period.

10            See accompanying notes to the financial statements.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Alpha LIBOR Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund's investment objective is high total return comparable to the 3-month London Inter-Bank Offer Rate ("LIBOR"). The Fund seeks to achieve its objective by investing primarily in relatively high quality, low volatility fixed income instruments. The Fund's benchmark is the J.P. Morgan U.S. 3-Month Cash Index.

      Shares of GMO Alpha LIBOR Fund are not publicly offered and are principally available only to other GMO Funds of the Trust and certain accredited investors. Presently the Fund is closed to new investment.

      On November 26, 2002, approximately 78% of the Fund's assets were transferred to a new fund, the GMO Short-Duration Collateral Fund ("SDCF"). The Fund retained the National Century Financial Enterprises bonds (through its investment in GMO SPV I, LLC (See Note 2)) and generally retained other lower quality issues. Effective November 30, 2002, the Fund changed its fiscal year end from February 28 to November 30.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Shares of investment funds are valued at their net asset value as reported on each business day. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
MAY 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value. The prices provided by the Manager may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. At May 31, 2003, the total value of such securities represented 7% of net assets.

      Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

      Securities may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

      Certain securities held by the Fund were valued solely on the basis of a price provided by the principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. At May 31, 2003, the total value of these securities represented 30% of net assets. See also Note 2 for a description of the valuation of GMO SPV I, LLC.

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
MAY 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      FORWARD CURRENCY CONTRACTS
      The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. The value of the currencies the Fund has committed to buy or sell is shown under Note 7 and represents the currency exposure the Fund has acquired or hedged through forward currency contracts as of May 31, 2003.

      FUTURES CONTRACTS
      The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 7 for all open futures contracts as of May 31, 2003.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
MAY 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      OPTIONS
      The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
      (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At May 31, 2003, there were no open written option contracts.

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. See Schedule of Investments for all open purchased option contracts as of May 31, 2003.

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

      LOAN AGREEMENTS
      The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
MAY 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

      INDEXED SECURITIES
      The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

      SWAP AGREEMENTS
      The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of interest income. These financial instruments

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
MAY 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates. See Note 7 for a summary of open swap agreements as of May 31, 2003.

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.

      REVERSE REPURCHASE AGREEMENTS
      The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement. At May 31, 2003, the Fund held no open reverse repurchase agreements.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
MAY 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      investment of collateral, the risk of delay in recovery or loss of rights in collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At May 31, 2003, the Fund had no securities on loan.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

      Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Interest income is recorded on an accrual basis and is adjusted for the amortization of premiums and discounts. Income is not recognized, nor are premium and discount amortized on securities for which collection in the ordinary course of business is not expected. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in principal or face amount of these securities is recorded as interest income.

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
MAY 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

2.    CREATION OF GMO SPV I, LLC

      In November 2002, the sponsor of certain asset-backed securities held by the Fund defaulted on its obligations with respect to these securities. National Century Financial Enterprises ("National Century"), the sponsor of $3.35 billion of health care asset-backed receivables (the "NPF bonds"), including two series held by the Fund, NPF VI and NPF XII, allegedly violated the terms of the bonds' indentures by, among other things, purportedly spending cash collateral, accepting collateral other than permitted receivables, moving receivables between trusts to meet compliance tests and reimbursing health care providers for more than the value of receivables purchases. National Century, its affiliated operations, the trusts, and many of the health care providers have declared bankruptcy. Federal authorities are currently investigating the circumstances surrounding the defaults. As a result of these events, no active market currently exists for the NPF bonds, and therefore the Fund may be exposed to the bonds for an indefinite period.

      The NPF bonds have been placed in a special purpose Delaware limited liability company, GMO SPV I, LLC (the "SPV"), to facilitate the redemption of the NPF bonds in-kind, if necessary, to protect the interests of non-redeeming shareholders. The Fund and the SPV recently joined with certain other holders of the NPF bonds in filing a lawsuit against National Century, certain of its affiliates, the indenture trustees to the trusts holding the NPF bonds and certain other parties. The Fund's pro rata portion of the costs associated with this action, together with any other costs incurred in connection with the Fund's attempted recovery of losses associated with the NPF bonds, will be borne by the Fund.

      The current net asset value of the Fund's shares of the SPV reflect the GMO Trust's Trustees' good faith determination as to the fair market value of the NPF bonds, based on information reasonably available to them at this time. Due to the subjective and variable nature of fair value pricing, the value for the NPF bonds and the SPV determined by the GMO Trust's Trustees may be materially different from the value ultimately realized.

      For commercial reasons related to the NPF bonds, on November 26, 2002, the Fund undertook a reorganization transaction with a new series of GMO Trust, GMO Short-Duration Collateral Fund ("SDCF"). The reorganization occurred through the in-kind redemption on November 26, 2002 ("Redemption Date") of approximately 78% of each shareholder's interest in the Fund, and the contribution of those securities received to SDCF.

3.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO does not charge the Fund any management or service fees. In addition, GMO has contractually agreed to reimburse all of the Fund's expenses (excluding brokerage commissions and other investment-related costs, hedging transaction fees, fees and expenses of the independent

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
MAY 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
      Trustees of the Trust (including legal fees), extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) until June 30, 2004.

      The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended May 31, 2003, was $36,869. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

4.    PURCHASES AND SALES OF SECURITIES

      For the six months ended May 31, 2003, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                                   Purchases      Sales
                                                                  -----------  ------------
         U.S. Government securities                               $69,294,077  $ 20,046,881
         Investments (non-U.S. Government securities)              79,707,834   138,674,703

      At May 31, 2003, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Depreciation
         --------------  ----------------  ----------------  --------------
          $336,834,959      $2,407,900       $(96,284,573)    $(93,876,673)

5.    PRINCIPAL SHAREHOLDERS

      At May 31, 2003, 70.9% of the outstanding shares of the Fund were held by four shareholders each holding in excess of 10% of the Fund's outstanding shares. One of the shareholders is another fund of GMO Trust. Investment activities of these shareholders may have a material effect on the Fund.

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GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
MAY 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

6.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                                    For the period
                                                             Six Months Ended   March 1, 2002 through       Year ended
                                                               May 31, 2003       November 30, 2002*     February 28, 2002
                                                             ----------------  ------------------------  -----------------
         Shares sold                                                     --            18,062,276            32,903,902
         Shares issued to shareholders in reinvestment of
           distributions                                                 --               480,081             2,974,284
         Shares repurchased                                      (1,582,694)          (62,845,666)          (37,889,038)
                                                              -------------          ------------          ------------
         Net increase (decrease)                                 (1,582,694)          (44,303,309)           (2,010,852)
         Fund shares:
           Beginning of period                                   11,851,374            56,154,683            58,165,535
                                                              -------------          ------------          ------------
           End of period                                         10,268,680            11,851,374            56,154,683
                                                              =============          ============          ============

 *    Change in fiscal year end. See Note 1.

7.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at May 31, 2003 is as follows:

      FORWARD CURRENCY CONTRACTS

         Settlement                                              Net Unrealized
            Date     Deliver   Units of Currency      Value       Depreciation
         ----------  --------  -----------------  -------------  --------------
           Sales
           7/01/03   GBP             3,000,000     $4,906,286      $(216,386)
                                                                   =========

GBP - British Pound

      FUTURES CONTRACTS

         Number of                                                      Contract     Net Unrealized
         Contracts              Type               Expiration Date        Value       Depreciation
         ---------  ----------------------------  ------------------  -------------  --------------
           Sales
             400    U.S. Treasury Note 5 Yr.      September 2003       $46,275,000     $(105,026)
                                                                                       =========

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
MAY 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

      SWAP AGREEMENTS

                                                                                         Net Unrealized
            Notional     Expiration                                                       Appreciation
             Amount         Date                        Description                      (Depreciation)
         --------------  ----------  --------------------------------------------------  --------------

         INTEREST RATE SWAPS
         10,000,000 USD     3/4/08   Agreement with JP Morgan Chase Bank dated 3/4/03      $(259,547)
                                     to pay the notional amount multiplied by 3.096%
                                     and to receive the notional amount multiplied by
                                     the 3 month Floating Rate LIBOR adjusted by a
                                     specified spread.
         11,400,000 USD    2/25/13   Agreement with Bank of America N.A. dated 2/24/03      (548,754)
                                     to pay the notional amount multiplied by 4.25% and
                                     to receive the notional amount multiplied by the 3
                                     month Floating Rate LIBOR adjusted by a specified
                                     spread.

         TOTAL RETURN SWAPS
         10,000,000 USD     9/1/03   Agreement with Lehman Brothers Special Financing        286,013
                                     Inc. dated 3/01/03 to receive (pay) the notional
                                     amount multiplied by the change in market value of
                                     Lehman Brothers CMBS AAA Index and to pay the
                                     initial market value multiplied by the 1 month
                                     LIBOR adjusted by a specified spread.+
         15,000,000 USD   10/22/03   Agreement with Bank of America N.A. dated 4/22/03       804,030
                                     to receive (pay) the notional amount multiplied by
                                     the change in market value of Bank of America
                                     Securities LLC AAA Commercial Mortgage-Backed
                                     Securities Daily Index and to pay the initial
                                     market value multiplied by the 6 month LIBOR
                                     adjusted by a specified spread.
                                                                                           ---------
                                                                                           $ 281,742
                                                                                           =========

 +    Swap agreement is fair valued (See Note 1).

                               FORM N-CSR (2 OF 3)

ITEM 2 (CODE OF ETHICS): Not applicable to this filing.

ITEM 3 (AUDIT COMMITTEE FINANCIAL EXPERT): Not applicable to this filing.

ITEM 4 (PRINCIPAL ACCOUNTANT FEES AND SERVICES): Not applicable to this filing.

ITEM 5 (RESERVED)

ITEM 6 (RESERVED)

ITEM 7 (DISCLOSURE OF PROXY VOTING POLICIES & PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES): Not applicable to this filing.

ITEM 8 (RESERVED)

ITEM 9 (CONTROLS AND PROCEDURES):

     SUB-ITEM 9a - Within the 90-day period immediately preceding the filing of this Report, the Trust's Chief Executive Officer and Principal Financial Officer has each evaluated the effectiveness of the Trust's "Disclosure Controls and Procedures" and has concluded that they were effective. As such term is used above, the Trust's Controls and Procedures are controls and other procedures of the Trust that are designed to ensure that information required to be disclosed by the Trust in the reports that it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported, within the time periods specified in the Securities and Exchange Commission's rules and forms. Disclosure Controls and Procedures include, without limitation, controls and procedures designed to ensure that information required to be disclosed by the Trust in such reports is accumulated and communicated to the Trust's management, including its principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     SUB-ITEM 9b - There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10 (EXHIBITS):

     SUB-ITEM 10a - Not applicable to this filing.

     SUB-ITEM 10b - Certification Exhibits are attached.

                               FORM N-CSR (3 OF 3)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                   GMO Trust

                   By:   /s/ Scott Eston
                      ----------------------------------------------------------
                         Scott Eston, Chief Executive Officer

                   Date  August 8, 2003
                       ---------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

                   By:   /s/ Scott Eston
                      ----------------------------------------------------------
                         Scott Eston, Chief Executive Officer

                   Date  August 8, 2003
                       ---------------------


                   By:   /s/ Susan Randall Harbert
                      ----------------------------------------------------------
                         Susan Randall Harbert, Chief Financial Officer

                   Date  August 8, 2003
                       ---------------------